Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Allocation of Plan Assets
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2020 and March 31, 2021 are summarized in the table below.

	As of March 31, 2020						As of March 31, 2021
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	600.2	Rs.	—	Rs.	—	Rs.	664.1
Funds managed by insurance company (2)		—		4,937.3		—		—		7,445.5		—
Funds managed by trust
— Government securities		—		110.8		—		—		87.6		—
— Debenture and bonds		—		108.7		—		—		123.5		—
— Others		118.0		—		—		27.2		—		—

Total	Rs.	118.0	Rs.	5,156.8	Rs.	600.2	Rs.	27.2	Rs.	7,656.6	Rs.	664.1

							US$	0.4	US$	104.7	US$	9.1

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2020 and 2021.

	Funds managed by Insurance companies as of March 31,
	2020		2021		2021
	(In millions)
Particulars
Opening balance	Rs.	625.0	Rs.	600.2	US$	8.2
Realized interest credited to fund		48.0		60.5		0.9
Contribution during the period		89.5		104.5		1.4
Amount paid towards claim		(162.3)		(101.1)		(1.4)

Closing balance	Rs.	600.2	Rs.	664.1	US$	9.1

Gratuity
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2020 and March 31, 2021:

	As of March 31 ,
	2020		2021		2021
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	6,653.5	Rs.	7,883.0	US$	107.8
Service cost		965.4		1,107.0		15.1
Interest cost		483.3		561.6		7.7
Actuarial(gains)/ losses		368.9		759.4		10.4
Benefits paid		(588.1)		(491.4)		(6.7)

Projected benefit obligation, end of the period		7,883.0		9,819.6		134.3

Change in plan assets:
Fair value of plan assets, beginning of the period		5,501.8		5,779.8		79.1
Expected return on plan assets		389.9		448.4		6.1
Actuarial gains/(losses)		(620.5)		1,223.0		16.7

Actual return on plan assets		(230.6)		1671.4		22.80
Employer contributions		1,096.7		1384.8		18.9
Benefits paid		(588.1)		(491.4)		(6.7)

Fair value of plan assets, end of the period		5,779.8		8,344.6		114.10

Funded Status	Rs.	(2,103.2)	Rs.	(1,475.0)	US$	(20.2)

Schedule of Net Benefit Costs
Net gratuity cost for the years ended March
31
,
2019
, March
31
,
2020
 and March
31
,
2021
 was comprised of the following components:

	Fiscal years ended March 31 ,
	2019		2020		2021		2021
	(In millions)
Service cost	Rs.	820.6	Rs.	965.4	Rs.	1,107.0	US$	15.1
Interest cost		476.7		483.3		561.6		7.7
Expected return on plan assets		(347.4)		(389.9)		(448.4)		(6.1)
Actuarial (gains)/losse s		(176.6)		989.4		(463.6)		(6.3)

Net gratuity cost	Rs.	773.3	Rs.	2,048.2	Rs.	756.6	US$	10.4

Schedule of Assumptions Used
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31 ,
	2019	2020	2021
(% per annum)
Discount rate*	7.2-8.4	6.0-7.5	4.4-7.0
Rate of increase in compensation levels of covered employees	5.0 - 9.0	7.0 - 8.0	5.0 - 9.0
Rate of return on plan assets	7.0 - 7.2	6.0 - 7.0	4.4 - 7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31 ,	Benefit payments
	(In millions)
2022	Rs.	1,271.4
2023		1,058.3
2024		927.5
2025		837.2
2026		746.1
2027 - 2031		3,017.0

Schedule of Allocation of Plan Assets	As at March 31, 2021, the plan assets as a percentage of the total funds were as follows:

	As of March 31 , 2021
	Funds managed by insurance company (1) *	Funds managed by insurance company (2) *	Funds managed by trust
Government securities	79.5%	22.7%	36.5%
Debenture and bonds	14.0%	26.2%	51.9%
Equity securities	5.7%	46.1%	—
Other	0.8%	5.0%	11.6%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31 , 2021 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2020 and March 31, 2021:

	As of March 31,
	2020		2021		2021
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	677.6	Rs.	598.2	US$	8.2
Service cost		6.5		14.6		0.2
Interest cost		45.3		37.7		0.5
Actuarial (gains)/losses		15.3		327.9		4.5
Benefits paid		(146.5)		(116.4)		(1.6)

Projected benefit obligation, end of the period		598.2		862.0		11.8

Change in plan assets:
Fair value of plan assets, beginning of the period		219.5		95.2		1.3
Expected return on plan assets		11.0		3.2		—
Actuarial gains/(losses)		2.9		(1.7)		—

Actual return on plan assets		13.9		1.5		—
Employer contributions		8.3		23.0		0.3
Benefits paid		(146.5)		(116.4)		(1.6)

Fair value of plan assets, end of the period		95.2		3.3		—

Funded Statu s	Rs.	(503.0)	Rs.	(858.7)	US$	(11.8)

Schedule of Net Benefit Costs
Net pension cost for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was comprised of the following components:

	As of March 31,
	2019		2020		2021		2021
	(In millions)
Service cost	Rs.	7.7	Rs.	6.5	Rs.	14.6	US$	0.20
Interest cost		66.3		45.3		37.7		0.50
Expected return on plan asset s		(18.6)		(11.0)		(3.2)		—
Actuarial (gains)/losses		1.7		12.4		329.6		4.50

Net pension cost	Rs.	57.1	Rs.	53.2	Rs.	378.7	US$	5.2

Schedule of Assumptions Used
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2019	2020	2021
	(% per annum)
Discount rate*	8.4	7.5	7.0
Rate of increase in compensation levels of covered employees	8.0	7.0	7.0
Rate of return on plan assets	7.0	7.0	6.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2022	Rs.	227.7
2023		94.1
2024		147.8
2025		126.6
2026		42.4
2027-2031		625.6

Schedule of Allocation of Plan Assets	The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2021 is as follows:

Asset category	Funds managed by trust
Government securities	54.5%
Debenture and bonds	45.5%
Other	—%

Total	100.0%